UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21309
                                                     ---------

                 Advent Convertible Securities and Income Fund
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                         888 Seventh Avenue, 31st Floor
                         ------------------------------
                               New York, NY 10019
                               ------------------
              (Address of principal executive offices) (Zip code)
              ---------------------------------------------------

                                 Edward C. Delk
                                 --------------
                         888 Seventh Avenue, 31st Floor
                         ------------------------------
                               New York, NY 10019
                               ------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-482-1600
                                                            ------------

                      Date of fiscal year end: October 31
                                               ----------

             Date of reporting period: July 1, 2019 - June 30, 2020
                                       ----------------------------

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************



ICA File Number: 811-21309

Reporting Period: 07/01/2019 - 06/30/2020

Advent Convertible and Income Fund



















====================== Advent Convertible and Income Fund ======================





ALIBABA GROUP HOLDING LIMITED



Ticker:       BABA           Security ID:  01609W102

Meeting Date: JUL 15, 2019   Meeting Type: Annual

Record Date:  JUN 07, 2019



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Effect an increase in the number of     F         F            Management

      authorized Ordinary Shares to

      32,000,000,000 and effect a

      one-to-eight share subdivision of the

      Company's Ordinary Shares.

2     Election of Director for a three year   F         F            Management

      term: DANIEL ZHANG

3     Election of Director for a three year   F         F            Management

      term: CHEE HWA TUNG

4     Election of Director for a three year   F         F            Management

      term: JERRY YANG

5     Election of Director for a three year   F         F            Management

      term: WAN LING MARTELLO

6     Ratify the appointment of               F         F            Management

      PricewaterhouseCoopers as the

      independent registered public

      accounting firm of the Company.





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CARNIVAL CORPORATION



Ticker:       CCL            Security ID:  143658300

Meeting Date: APR 06, 2020   Meeting Type: Annual

Record Date:  FEB 06, 2020



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     To re-elect Micky Arison as a Director  F         F            Management

      of Carnival Corporation and as a

      Director of Carnival plc.

2     To re-elect Sir Jonathon Band as a      F         F            Management

      Director of Carnival Corporation and

      as a Director of Carnival plc.

3     To re-elect Jason Glen Cahilly as a     F         F            Management

      Director of Carnival Corporation and

      as a Director of Carnival plc.

4     To re-elect Helen Deeble as a Director  F         F            Management

      of Carnival Corporation and as a

      Director of Carnival plc.

5     To re-elect Arnold W. Donald as a       F         F            Management

      Director of Carnival Corporation and

      as a Director of Carnival plc.

6     To re-elect Richard J. Glasier as a     F         F            Management

      Director of Carnival Corporation and

      as a Director of Carnival plc.

7     To re-elect Katie Lahey as a Director   F         F            Management

      of Carnival Corporation and as a

      Director of Carnival plc.

8     To re-elect Sir John Parker as a        F         F            Management

      Director of Carnival Corporation and

      as a Director of Carnival plc.

9     To re-elect Stuart Subotnick as a       F         F            Management

      Director of Carnival Corporation and

      as a Director of Carnival plc.

10    To re-elect Laura Weil as a Director    F         F            Management

      of Carnival Corporation and as a

      Director of Carnival plc.

11    To re-elect Randall J. Weisenburger as  F         F            Management

      a Director of Carnival Corporation and

      as a Director of Carnival plc.

12    To hold a (non-binding) advisory vote   F         F            Management

      to approve executive compensation (in

      accordance with legal requirements

      applicable to U.S. companies).

13    To hold a (non-binding) advisory vote   F         F            Management

      to approve the Carnival plc Directors'

      Remuneration Report (other than the

      Carnival plc Directors' Remuneration

      Policy set out in Section B of Part II

      of the Carnival plc Directors'

      Remuneration Report) (in accordance

14    To approve the Carnival plc Directors'  F         F            Management

      Remuneration Policy set out in the

      Section B of Part II of the Carnival

      plc Directors' Remuneration Report (in

      accordance with legal requirements

      applicable to UK companies).

15    To re-appoint the UK firm of            F         F            Management

      PricewaterhouseCoopers LLP as

      independent auditors for Carnival plc

      and to ratify the selection of the U.S.

       firm of PricewaterhouseCoopers LLP as

      the independent registered public

      accounting firm for Carnival

      Corporation.

16    To authorize the Audit Committee of     F         F            Management

      Carnival plc to determine the

      remuneration of the independent

      auditors of Carnival plc (in

      accordance with legal requirements

      applicable to UK companies).

17    To receive the UK accounts and reports  F         F            Management

      of the Directors and auditors of

      Carnival plc for the year ended

      November 30, 2019 (in accordance with

      legal requirements applicable to UK

      companies).

18    To approve the giving of authority for  F         F            Management

      the allotment of new shares by

      Carnival plc (in accordance with

      customary practice for UK companies).

19    To approve the disapplication of        F         F            Management

      pre-emption rights in relation to the

      allotment of new shares by Carnival

      plc (in accordance with customary

      practice for UK companies).

20    To approve a general authority for      F         F            Management

      Carnival plc to buy back Carnival plc

      ordinary shares in the open market (in

      accordance with legal requirements

      applicable to UK companies desiring to

      implement share buy back programs).

21    To approve the Carnival Corporation     F         F            Management

      2020 Stock Plan.

22    To approve the Carnival plc UK          F         F            Management

      Employee Share Purchase Plan.





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CITIGROUP INC.



Ticker:       C              Security ID:  172967424

Meeting Date: APR 21, 2020   Meeting Type: Annual

Record Date:  FEB 24, 2020



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Election of Director: Michael L. Corbat F         F            Management

2     Election of Director: Ellen M. Costello F         F            Management

3     Election of Director: Grace E. Dailey   F         F            Management

4     Election of Director: Barbara J. Desoer F         F            Management

5     Election of Director: John C. Dugan     F         F            Management

6     Election of Director: Duncan P. Hennes  F         F            Management

7     Election of Director: Peter B. Henry    F         F            Management

8     Election of Director: S. Leslie Ireland F         F            Management

9     Election of Director: Lew W. (Jay)      F         F            Management

      Jacobs, IV

10    Election of Director: Renee J. James    F         F            Management

11    Election of Director: Gary M. Reiner    F         F            Management

12    Election of Director: Diana L. Taylor   F         F            Management

13    Election of Director: James S. Turley   F         F            Management

14    Election of Director: Deborah C. Wright F         F            Management

15    Election of Director: Alexander R.      F         F            Management

      Wynaendts

16    Election of Director: Ernesto Zedillo   F         F            Management

      Ponce de Leon

17    Proposal to ratify the selection of     F         F            Management

      KPMG LLP as Citi's independent

      registered public accounting firm for

      2020.

18    Advisory vote to approve Citi's 2019    F         F            Management

      Executive Compensation.

19    Approval of Additional Authorized       F         F            Management

      Shares Under the Citigroup 2019 Stock

      Incentive Plan.

20    Stockholder proposal requesting an      N         A            Shareholder

      amendment to Citi's proxy access

      by-law provisions pertaining to the

      aggregation limit.

21    Stockholder proposal requesting that    N         A            Shareholder

      the Board review Citi's governance

      documents and make recommendations to

      shareholders on how the "Purpose of a

      Corporation" signed by Citi's CEO can

      be fully implemented.

22    Stockholder proposal requesting a       N         A            Shareholder

      report disclosing information

      regarding Citi's lobbying policies and

      activities.





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GAMING AND LEISURE PROPERTIES, INC.



Ticker:       GLPI           Security ID:  36467J108

Meeting Date: JUN 11, 2020   Meeting Type: Annual

Record Date:  APR 06, 2020



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Election of Director: Peter M. Carlino  F         F            Management

2     Election of Director: Carol ("Lili")    F         F            Management

      Lynton

3     Election of Director: Joseph W.         F         F            Management

      Marshall, III

4     Election of Director: James B. Perry    F         F            Management

5     Election of Director: Barry F. Schwartz F         F            Management

6     Election of Director: Earl C. Shanks    F         F            Management

7     Election of Director: E. Scott Urdang   F         F            Management

8     To approve the Company's Second         F         F            Management

      Amended and Restated 2013 Long-Term

      Incentive Compensation Plan.

9     To ratify the appointment of Deloitte   F         F            Management

      & Touche LLP as the Company's

      independent registered public

      accounting firm for the current fiscal

      year.

10    To approve, on a non-binding advisory   F         F            Management

      basis, the Company's executive

      compensation.





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HCA HEALTHCARE, INC.



Ticker:       HCA            Security ID:  40412C101

Meeting Date: MAY 01, 2020   Meeting Type: Annual

Record Date:  MAR 09, 2020



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Election of Director: Thomas F. Frist   F         F            Management

      III

2     Election of Director: Samuel N. Hazen   F         F            Management

3     Election of Director: Meg G. Crofton    F         F            Management

4     Election of Director: Robert J. Dennis  F         F            Management

5     Election of Director: Nancy-Ann DeParle F         F            Management

6     Election of Director: William R. Frist  F         F            Management

7     Election of Director: Charles O.        F         F            Management

      Holliday, Jr.

8     Election of Director: Michael W.        F         F            Management

      Michelson

9     Election of Director: Wayne J. Riley,   F         F            Management

      M.D.

10    To ratify the appointment of Ernst &    F         F            Management

      Young LLP as our independent

      registered public accounting firm for

      the year ending December 31, 2020.

11    Advisory vote to approve named          F         F            Management

      executive officer compensation.

12    To approve the 2020 Stock Incentive     F         F            Management

      Plan for Key Employees of HCA

      Healthcare, Inc. and its Affiliates.

13    To approve an amendment to our amended  F         F            Management

      and restated certificate of

      incorporation to allow stockholders

      owning an aggregate of 15% of our

      outstanding common stock to request

      special meetings of stockholders.

14    Stockholder proposal, if properly       N         N            Shareholder

      presented at the meeting, requesting

      that the Board of Directors take the

      steps necessary to allow stockholders

      to act by written consent.





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HUMANA INC.



Ticker:       HUM            Security ID:  444859102

Meeting Date: APR 23, 2020   Meeting Type: Annual

Record Date:  FEB 24, 2020



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Election of Director: Kurt J. Hilzinger F         F            Management

2     Election of Director: Frank J.          F         F            Management

      Bisignano

3     Election of Director: Bruce D.          F         F            Management

      Broussard

4     Election of Director: Frank A. D'Amelio F         F            Management

5     Election of Director: W. Roy Dunbar     F         F            Management

6     Election of Director: Wayne A. I.       F         F            Management

      Frederick, M.D.

7     Election of Director: John W. Garratt   F         F            Management

8     Election of Director: David A. Jones,   F         F            Management

      Jr.

9     Election of Director: Karen W. Katz     F         F            Management

10    Election of Director: William J.        F         F            Management

      McDonald

11    Election of Director: James J. O'Brien  F         F            Management

12    Election of Director: Marissa T.        F         F            Management

      Peterson

13    The ratification of the appointment of  F         F            Management

      PricewaterhouseCoopers LLP as the

      Company's independent registered

      public accounting firm.

14    Non-binding advisory vote for the       F         F            Management

      approval of the compensation of the

      named executive officers as disclosed

      in the 2020 proxy statement.





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LAS VEGAS SANDS CORP.



Ticker:       LVS            Security ID:  517834107

Meeting Date: MAY 14, 2020   Meeting Type: Annual

Record Date:  MAR 16, 2020



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     DIRECTOR                                F         F            Management

1     DIRECTOR                                F         F            Management

1     DIRECTOR                                F         F            Management

1     DIRECTOR                                F         F            Management

1     DIRECTOR                                F         F            Management

1     DIRECTOR                                F         F            Management

1     DIRECTOR                                F         F            Management

1     DIRECTOR                                F         F            Management

1     DIRECTOR                                F         F            Management

1     DIRECTOR                                F         F            Management

1     DIRECTOR                                F         F            Management

2     Ratification of the appointment of      F         F            Management

      Deloitte & Touche LLP as the Company's

      independent registered public

      accounting firm for the year ending

      December 31, 2020.

3     An advisory (non-binding) vote to       F         F            Management

      approve the compensation of the named

      executive officers.





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MERCK & CO., INC.



Ticker:       MRK            Security ID:  58933Y105

Meeting Date: MAY 26, 2020   Meeting Type: Annual

Record Date:  MAR 27, 2020



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Election of Director: Leslie A. Brun    F         F            Management

2     Election of Director: Thomas R. Cech    F         F            Management

3     Election of Director: Mary Ellen Coe    F         F            Management

4     Election of Director: Pamela J. Craig   F         F            Management

5     Election of Director: Kenneth C.        F         F            Management

      Frazier

6     Election of Director: Thomas H. Glocer  F         F            Management

7     Election of Director: Risa              F         F            Management

      Lavizzo-Mourey

8     Election of Director: Paul B. Rothman   F         F            Management

9     Election of Director: Patricia F. Russo F         F            Management

10    Election of Director: Christine E.      F         F            Management

      Seidman

11    Election of Director: Inge G. Thulin    F         F            Management

12    Election of Director: Kathy J. Warden   F         F            Management

13    Election of Director: Peter C. Wendell  F         F            Management

14    Non-binding advisory vote to approve    F         F            Management

      the compensation of our named

      executive officers.

15    Ratification of the appointment of the  F         F            Management

      Company's independent registered

      public accounting firm for 2020.

16    Shareholder proposal concerning         N         N            Shareholder

      shareholder right to act by written

      consent.

17    Shareholder proposal regarding          N         A            Shareholder

      allocation of corporate tax savings.





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MICROCHIP TECHNOLOGY INCORPORATED



Ticker:       MCHP           Security ID:  595017104

Meeting Date: AUG 20, 2019   Meeting Type: Annual

Record Date:  JUN 25, 2019



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Election of Director: Steve Sanghi      F         F            Management

2     Election of Director: Matthew W.        F         F            Management

      Chapman

3     Election of Director: L.B. Day          F         F            Management

4     Election of Director: Esther L. Johnson F         F            Management

5     Election of Director: Wade F. Meyercord F         F            Management

6     Proposal to approve a French sub-plan   F         F            Management

      under our 2004 Equity Incentive Plan.

7     Proposal to ratify the appointment of   F         F            Management

      Ernst & Young LLP as the independent

      registered public accounting firm of

      Microchip for the fiscal year ending

      March 31, 2020.

8     Proposal to approve, on an advisory     F         F            Management

      (non-binding) basis, the compensation

      of our named executives.

9     Stockholder proposal requesting our     N         A            Shareholder

      Board to report on our processes for

      identifying and analyzing human rights

      risks to workers in our operations and

      supply chain.





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PFIZER INC.



Ticker:       PFE            Security ID:  717081103

Meeting Date: APR 23, 2020   Meeting Type: Annual

Record Date:  FEB 25, 2020



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Election of Director: Ronald E.         F         F            Management

      Blaylock

2     Election of Director: Albert Bourla     F         F            Management

3     Election of Director: W. Don Cornwell   F         F            Management

4     Election of Director: Joseph J.         F         F            Management

      Echevarria

5     Election of Director: Scott Gottlieb    F         F            Management

6     Election of Director: Helen H. Hobbs    F         F            Management

7     Election of Director: Susan Hockfield   F         F            Management

8     Election of Director: James M. Kilts    F         F            Management

9     Election of Director: Dan R. Littman    F         F            Management

10    Election of Director: Shantanu Narayen  F         F            Management

11    Election of Director: Suzanne Nora      F         F            Management

      Johnson

12    Election of Director: James Quincey     F         F            Management

13    Election of Director: James C. Smith    F         F            Management

14    Ratify the selection of KPMG LLP as     F         F            Management

      independent registered public

      accounting firm for 2020

15    2020 advisory approval of executive     F         F            Management

      compensation

16    Shareholder proposal regarding right    N         N            Shareholder

      to act by written consent

17    Shareholder proposal regarding          N         N            Shareholder

      enhancing proxy access

18    Shareholder proposal regarding report   N         A            Shareholder

      on lobbying activities

19    Shareholder proposal regarding          N         N            Shareholder

      independent chair policy

20    Shareholder proposal regarding gender   N         A            Shareholder

      pay gap

21    Election of Director: Susan             F         Not Voted    Management

      Desmond-Hellmann





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TARGET CORPORATION



Ticker:       TGT            Security ID:  87612E106

Meeting Date: JUN 10, 2020   Meeting Type: Annual

Record Date:  APR 13, 2020



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Election of Director: Douglas M.        F         F            Management

      Baker, Jr.

2     Election of Director: George S. Barrett F         F            Management

3     Election of Director: Brian C. Cornell  F         F            Management

4     Election of Director: Calvin Darden     F         F            Management

5     Election of Director: Robert L. Edwards F         F            Management

6     Election of Director: Melanie L. Healey F         F            Management

7     Election of Director: Donald R. Knauss  F         F            Management

8     Election of Director: Monica C. Lozano  F         F            Management

9     Election of Director: Mary E. Minnick   F         F            Management

10    Election of Director: Kenneth L.        F         F            Management

      Salazar

11    Election of Director: Dmitri L.         F         F            Management

      Stockton

12    Company proposal to ratify the          F         F            Management

      appointment of Ernst & Young LLP as

      our independent registered public

      accounting firm.

13    Company proposal to approve, on an      F         F            Management

      advisory basis, our executive

      compensation (Say on Pay).

14    Company proposal to approve the Target  F         F            Management

      Corporation 2020 Long-Term Incentive

      Plan.





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VERIZON COMMUNICATIONS INC.



Ticker:       VZ             Security ID:  92343V104

Meeting Date: MAY 07, 2020   Meeting Type: Annual

Record Date:  MAR 09, 2020



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Election of Director: Shellye L.        F         F            Management

      Archambeau

2     Election of Director: Mark T. Bertolini F         F            Management

3     Election of Director: Vittorio Colao    F         F            Management

4     Election of Director: Melanie L. Healey F         F            Management

5     Election of Director: Clarence Otis,    F         F            Management

      Jr.

6     Election of Director: Daniel H.         F         F            Management

      Schulman

7     Election of Director: Rodney E. Slater  F         F            Management

8     Election of Director: Hans E. Vestberg  F         F            Management

9     Election of Director: Gregory G. Weaver F         F            Management

10    Advisory Vote to Approve Executive      F         F            Management

      Compensation

11    Ratification of Appointment of          F         F            Management

      Independent Registered Public

      Accounting Firm

12    Nonqualified Savings Plan Earnings      N         N            Shareholder

13    Special Shareholder Meetings            N         A            Shareholder

14    Lobbying Activities Report              N         A            Shareholder

15    User Privacy Metric                     N         N            Shareholder

16    Amend Severance Approval Policy         N         A            Shareholder





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WESTERN DIGITAL CORPORATION



Ticker:       WDC            Security ID:  958102105

Meeting Date: NOV 14, 2019   Meeting Type: Annual

Record Date:  SEP 16, 2019



#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Election of Director: Kimberly E. Alexy F         F            Management

2     Election of Director: Martin I. Cole    F         F            Management

3     Election of Director: Kathleen A. Cote  F         F            Management

4     Election of Director: Tunc Doluca       F         F            Management

5     Election of Director: Len J. Lauer      F         F            Management

6     Election of Director: Matthew E.        F         F            Management

      Massengill

7     Election of Director: Stephen D.        F         F            Management

      Milligan

8     Election of Director: Stephanie A.      F         F            Management

      Streeter

9     To approve on an advisory basis the     F         F            Management

      named executive officer compensation

      disclosed in the Proxy Statement.

10    To approve an amendment and             F         F            Management

      restatement of our 2017 Performance

      Incentive Plan that would, among other

      things, increase by 6 million the

      number of shares of our common stock

      available for issuance under the plan.

11    To ratify the appointment of KPMG LLP   F         F            Management

      as our independent registered public

      accounting firm for fiscal 2020.



========== END NPX REPORT

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Convertible Securities and Income Fund
---------------------------------------------

By:      /s/ Tracy V. Maitland
----------------------------------------------
Name:    Tracy V. Maitland
----------------------------------------------
Title:   President and Chief Executive Officer
----------------------------------------------
Date:    August 19, 2020
----------------------------------------------